Note 14 - Investments Accounted for Using The Equity Method - Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Investment	$ 8,225			$ 14,147
Investment in Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Ownership percentage of investment	50.00%		50.00%
Investment	$ 8,225			14,147
Investment in US-NC-31 Sponsor Partner, LLC [member]
Statement Line Items [Line Items]
Ownership percentage of investment	14.45%
Investment
Investment in US-NC-47 Sponsor Partner, LLC [member]
Statement Line Items [Line Items]
Ownership percentage of investment	10.00%
Investment